UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2006


--------------------------------------------------------------------------------





                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     5

Statement of Assets and Liabilities ......................................    10

Statement of Operations ..................................................    11

Statement of Changes in Net Assets .......................................    12

Financial Highlights .....................................................    13

Notes to Financial Statements ............................................    14

Report of Independent Registered Public Accounting Firm ..................    21

Disclosure of Portfolio Expenses .........................................    22

Trustees and Officers of The Advisors' Inner Circle Fund .................    24

Notice to Shareholders ...................................................    32

--------------------------------------------------------------------------------




The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2006

Dear Shareholder:

The U.S. equity market turned in a very strong performance over the twelve months ended October 31, 2006. Corporate profit growth kept pace with the advance in stock prices and the market's price-to-earnings multiple did not expand. As a result, the equity market's valuation remains about average based on history and reasonably attractive relative to the fixed income market. Small cap stocks, as measured by the Russell 2000 Index, got off to a very strong start and managed to outperform large cap stocks, as measured by the S&P 500 Composite Index, for the twelve month period. Small cap stocks did experience a bout of profit taking during the third fiscal quarter as long term interest rates rose to their highest level of the year and worries about the economy increased. The ICM Small Company Portfolio was overweighted in economically sensitive sectors and significantly underperformed its primary benchmark, the Russell 2000 Value Index, in the third quarter. As a result, the Portfolio underperformed the Index for the fiscal year ended October 31, 2006.

                                                             TOTAL RETURNS
                            ---------------------------------------------------------------------------------
                            1ST FISCAL QTR.  2ND FISCAL QTR.  3RD FISCAL QTR.  4TH FISCAL QTR.  FISCAL YEAR
                            ---------------------------------------------------------------------------------
                             NOV. 1, 2005-    FEB. 1, 2006-     MAY 1, 2006-    AUG. 1, 2006-   NOV. 1, 2005-
                             JAN. 31, 2006    APRIL 30, 2006   JULY 31, 2005    OCT. 31, 2006   OCT. 31, 2006
                            --------------   ---------------  --------------   ---------------  -------------
ICM SMALL CO. PORTFOLIO         11.20%            7.65%             -7.97%         8.53%           19.56%
Russell 2000 Value Index        11.80%            5.12%             -4.31%         9.29%           22.90%
Russell 2000 Index              13.73%            4.55%             -8.10%         9.80%           19.98%
Russell 2000 Growth Index       15.68%            4.00%            -11.81%        10.34%           17.07%
S&P 500 Composite Index          6.57%            2.88%             -2.15%         8.44%           16.34%

                    PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS

   1 YEAR           5 YEARS            10 YEARS       SINCE INCEPTION - 4/19/89
END 10/31/06     END 10/31/06        END 10/31/06            THRU 10/31/06
--------------------------------------------------------------------------------
    19.56%          15.83%               14.52%                  15.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICOMD.COM.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Virtually all of the Portfolio's performance shortfall relative to the Russell 2000 Value Index can be explained by three factors. First, the Portfolio's average weighting in Real Estate Investment Trusts (REITs) was less than half that of the Index (5.1% average weight versus 10.7%) and the Portfolio's REIT holdings significantly underperformed their counterparts in the Index (14.6% return versus 31.7%). REITs have a very large weighting in the Index (second only to Regional Banks) and their extraordinary performance made it very difficult to outperform the Index this past year. Second, the Portfolio's Health Care stocks underperformed their counterparts by a wide margin. And third, the Portfolio's average cash reserve position of about 3.6% restrained returns in a market up over 20%.

On the positive side, the Portfolio experienced a very active period of takeovers and other corporate events which helped returns. Over 10% of the holdings in the Portfolio were either acquired or are in the process of being acquired by other companies or private equity groups. The huge amount of private equity funds looking for investment opportunities suggests that a very high level of merger and acquisition activity will continue into Fiscal 2007.

Small cap stocks and value stocks across all market capitalizations have experienced a very good run over the last five years and appear to be trading at the high end of their historic valuation ranges relative to large cap stocks and growth stocks respectively. It would not be surprising to see a period of outperformance by growth stocks over the near term. The economy has slowed considerably over the last six months, and investors are hoping that inflation will slow as well and allow the Federal Reserve to begin lowering short term interest rates sometime in the first half of 2007. Earnings estimates for next year appear to have this scenario baked in, and there is some risk that earnings could begin to disappoint in 2007. We would be quite pleasantly surprised if the market can come close to matching the returns posted over the last twelve months in Fiscal 2007.


Respectfully,


/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------
RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
Growth of a $2,500,000 Investment

-------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN**
     FOR YEARS ENDED OCTOBER 31, 2006
------------------------------------------
           Annualized Annualized Annualized
  1 Year     3 Year     5 Year    10 Year
  Return     Return     Return    Return
------------------------------------------
  19.56%     15.18%     15.83%    14.52%
------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.] PLOT POINTS FOLLOW:

                 ICM Small Company Fund    Russell 2000 Value Index
OCT. 31, 1996        2,500,000                    2,500,000
OCT. 31, 1997        3,582,000                    3,429,500
OCT. 31, 1998        3,401,467                    3,165,771
OCT. 31, 1999        3,397,385                    3,188,565
OCT. 31, 2000        4,067,010                    3,740,187
OCT. 31, 2001        4,653,473                    4,067,453
OCT. 31, 2002        4,739,097                    3,964,547
OCT. 31, 2003        6,350,864                    5,561,862
OCT. 31, 2004        7,169,490                    6,562,441
OCT. 31, 2005        8,115,863                    7,418,184
OCT. 31, 2006        9,703,325                    9,116,948


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
              REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
 THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  20.6%   Materials & Processing
  17.6%   Consumer Discretionary
  15.3%   Producer Durables
  11.0%   Financial Services
  10.2%   Technology
   7.7%   Energy
   7.3%   Health Care
   6.2%   Real Estate Investment Trusts
   3.1%   Auto & Transportation
   0.5%   Commercial Banks
   0.5%   Utilities

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.4%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                     --------     --------------
AUTO & TRANSPORTATION -- 2.9%
   BorgWarner ................................        337,300     $   19,394,750
   Celadon Group* ............................        384,375          7,210,875
   Swift Transportation* .....................        717,200         18,037,580
                                                                  --------------
                                                                      44,643,205
                                                                  --------------
CONSUMER DISCRETIONARY -- 16.5%
   4Kids Entertainment* ......................        356,600          6,479,422
   American Woodmark .........................        319,600         11,822,004
   Ameristar Casinos .........................        587,900         14,468,219
   Buckle ....................................        163,100          6,455,498
   Callaway Golf .............................        640,300          8,599,229
   CBRL Group ................................        253,200         11,118,012
   Fred's ....................................        401,300          5,249,004
   FTI Consulting* ...........................         29,200            829,572
   G&K Services, Cl A ........................        263,300         10,034,363
   Genlyte Group* ............................        154,100         11,905,766
   Haverty Furniture .........................        311,500          4,921,700
   Insight Enterprises* ......................        613,700         13,188,413
   Jarden* ...................................        367,100         13,208,258
   Landry's Restaurants ......................        165,200          4,840,360
   MAXIMUS ...................................        443,800         12,386,458
   Men's Wearhouse ...........................        523,300         20,853,505
   Outdoor Channel Holdings* .................         30,900            431,982
   Ralcorp Holdings* .........................        266,700         13,188,315
   Regis .....................................        311,900         11,711,845
   Ruby Tuesday ..............................        361,000         10,017,750
   Schawk ....................................        415,200          7,826,520
   Scholastic* ...............................        356,600         11,204,372
   School Specialty* .........................        252,400          9,883,984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                     --------     --------------
CONSUMER DISCRETIONARY -- CONTINUED
   Sonic Automotive ...........................        13,900     $      365,570
   Tetra Tech* ................................       328,800          5,977,584
   THQ* .......................................       445,850         13,406,710
   Toro .......................................       249,500         10,768,420
                                                                  --------------
                                                                     251,142,835
                                                                  --------------
ENERGY -- 7.3%
   Equitable Resources ........................       601,000         24,352,520
   Oceaneering International* .................       647,000         23,285,530
   Penn Virginia ..............................       450,000         32,197,500
   St. Mary Land & Exploration ................       504,000         18,794,160
   Unit* ......................................       252,000         11,690,280
                                                                  --------------
                                                                     110,319,990
                                                                  --------------
FINANCIAL SERVICES -- 10.9%
   Boston Private Financial Holdings ..........        63,600          1,757,904
   Capital Corp of the West ...................        72,680          2,198,570
   Colonial BancGroup .........................       410,200          9,779,168
   CVB Financial ..............................       516,350          7,502,565
   Dime Community Bancshares ..................       609,300          8,499,735
   Hanmi Financial ............................       567,408         12,125,509
   Heritage Commerce ..........................       110,000          2,692,800
   Hub International ..........................       440,500         13,210,595
   Investors Financial Services ...............       274,500         10,793,340
   Jack Henry & Associates ....................       302,200          6,584,938
   John H Harland .............................       332,300         13,587,747
   Placer Sierra Bancshares ...................        52,800          1,252,416
   Prosperity Bancshares ......................       474,900         16,474,281
   Scottish Re Group, Ltd. ....................       376,000          4,297,680
   Security Bank Corp/GA ......................       189,000          4,579,470
   Sterling Bancorp/NY ........................       269,889          5,257,438
   Summit Bank Corp/Atlanta GA ................       156,300          3,683,991
   Triad Guaranty* ............................       208,600         10,744,986
   UCBH Holdings ..............................       504,000          8,638,560
   Waddell & Reed Financial, Cl A .............       458,600         11,694,300
   West Coast Bancorp/OR ......................       297,400          9,784,460
                                                                  --------------
                                                                     165,140,453
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    --------      --------------
HEALTH CARE -- 6.9%
   Apria Healthcare Group* ..................        421,500      $    9,816,735
   Bio-Rad Laboratories, Cl A* ..............        270,000          19,823,400
   Cardiac Science* .........................        424,641           3,728,348
   Conmed* ..................................        523,800          11,623,122
   Dentsply International ...................        575,000          17,986,000
   Genesis HealthCare* ......................        265,400          12,853,322
   Medical Action Industries* ...............        170,000           4,516,900
   Omnicare .................................        339,000          12,841,320
   Orthofix International* ..................        234,000          10,422,360
   RehabCare Group* .........................        109,900           1,413,314
                                                                  --------------
                                                                     105,024,821
                                                                  --------------
MATERIALS & PROCESSING -- 19.4%
   Acuity Brands ............................        192,200           9,521,588
   Albany International, Cl A ...............        295,100           9,918,311
   Aptargroup ...............................        400,000          21,964,000
   Armor Holdings* ..........................        392,500          20,198,050
   Cambrex ..................................        426,400           9,977,760
   Carpenter Technology .....................        168,200          17,995,718
   Century Aluminum* ........................        155,400           6,048,168
   Clarcor ..................................        530,900          17,296,722
   Eagle Materials ..........................        405,000          14,863,500
   ElkCorp ..................................        398,100          10,000,272
   Ferro ....................................        124,100           2,447,252
   Gibraltar Industries .....................        418,900           8,842,979
   Griffon* .................................        591,800          14,552,362
   Kaydon ...................................        346,700          14,492,060
   MacDermid ................................        590,300          19,745,535
   Michael Baker* ...........................        135,200           2,928,432
   Minerals Technologies ....................        199,500          11,004,420
   Nordson ..................................          8,500             391,425
   Northwest Pipe* ..........................        175,000           5,229,000
   OM Group* ................................        223,500          12,739,500
   Quaker Chemical ..........................         22,000             418,660
   Quanex ...................................        285,700           9,573,807
   Rogers* ..................................        256,200          17,926,314
   Spartech .................................        451,200          12,362,880
   Texas Industries .........................         58,800           3,651,480
   UAP Holding ..............................        286,500           7,171,095
   Watsco ...................................        250,300          12,464,940
                                                                  --------------
                                                                     293,726,230
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------- ----------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ----------    --------------
PRODUCER DURABLES -- 14.4%
   AGCO* ......................................        370,900    $    9,921,575
   Ametek .....................................        481,900        22,495,092
   ATMI* ......................................        428,200        13,569,658
   Belden CDT .................................        270,000         9,774,000
   Cognex .....................................         94,800         2,183,244
   Diebold ....................................        305,800        13,357,344
   Entegris* ..................................      1,712,659        19,198,907
   ESCO Technologies* .........................        334,300        14,515,306
   Esterline Technologies* ....................        263,800         9,945,260
   Heico, Cl A ................................        641,500        19,238,585
   Itron* .....................................        309,400        16,843,736
   JLG Industries .............................        676,600        18,707,990
   Kaman ......................................        637,000        12,988,430
   MDC Holdings ...............................        255,000        12,714,300
   Quixote ....................................        283,100         5,206,209
   Ryland Group ...............................        151,700         6,967,581
   Triumph Group ..............................        118,600         5,710,590
   Ultratech* .................................        411,900         5,886,051
                                                                  --------------
                                                                     219,223,858
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.9%
   Brandywine Realty Trust ....................        262,130         8,744,657
   Camden Property Trust ......................        135,600        10,945,632
   First Industrial Realty Trust ..............        121,200         5,571,564
   Kite Realty Group Trust ....................        532,000         9,756,880
   LaSalle Hotel Properties ...................        239,600        10,123,100
   Lexington Corporate Properties Trust .......        341,100         7,265,430
   Liberty Property Trust .....................        169,700         8,179,540
   Mack-Cali Realty ...........................         96,900         5,126,010
   Mills ......................................        146,100         2,669,247
   Parkway Properties Inc/MD ..................        101,100         4,988,274
   Ramco-Gershenson Properties ................        134,900         4,426,069
   Reckson Associates Realty ..................        255,200        11,259,424
                                                                  --------------
                                                                      89,055,827
                                                                  --------------
TECHNOLOGY -- 9.7%
   Adaptec* ...................................      1,794,900         8,130,897
   Analogic ...................................         92,600         5,168,006
   Avocent* ...................................        195,500         7,176,805
   Catapult Communications* ...................        156,000         1,361,880

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                  ----------      --------------
TECHNOLOGY -- CONTINUED
   Checkpoint Systems* ......................        440,300      $    8,017,863
   CommScope* ...............................        590,200          18,833,282
   Imation ..................................        357,800          16,376,506
   Inter-Tel ................................        478,100           9,891,889
   Kemet* ...................................      1,158,600           8,515,710
   Macrovision* .............................        310,000           8,249,100
   Mantech International, Cl A* .............        273,600           9,318,816
   Moldflow* ................................        322,500           4,047,375
   Progress Software* .......................        536,300          15,440,077
   Radisys* .................................        118,100           2,164,773
   Tekelec* .................................        806,800          11,900,300
   Trimble Navigation* ......................        262,800          12,146,616
                                                                  --------------
                                                                     146,739,895
                                                                  --------------
UTILITIES -- 0.5%
   Iowa Telecommunications Services .........        372,400           7,425,656
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $887,480,052) ...................                      1,432,442,770
                                                                  --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
--------------------------------------------------------------------------------

                                                    FACE
                                                   AMOUNT
                                                 -----------
Morgan Stanley
   5.100%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $87,298,805
   (collateralized by a U.S.
   Government agency obligation,
   par value $90,400,000, 0.000%,
   02/16/07; total market value
   $89,034,960) (Cost $87,286,439) ............  $87,286,439          87,286,439
                                                                  --------------
TOTAL INVESTMENTS -- 100.2%
   (Cost $974,766,491) ........................                   $1,519,729,209
                                                                  ==============

PERCENTAGES BASED ON NET ASSETS OF $1,517,031,535.
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
 GA  GEORGIA
LTD  LIMITED
 MD  MARYLAND
 NY  NEW YORK
 OR  OREGON

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
  Investments at Market Value (Cost $974,766,491) .........       $1,519,729,209
  Receivable for Capital Shares Sold ......................            1,611,500
  Dividend and Interest Receivable ........................              662,765
  Receivable for Investment Securities Sold ...............              476,136
                                                                  --------------
     TOTAL ASSETS .........................................        1,522,479,610
                                                                  --------------
LIABILITIES:
  Payable for Investment Securities Purchased .............            3,593,349
  Payable for Capital Shares Redeemed .....................              555,688
  Investment Advisory Fees Payable ........................              893,151
  Chief Compliance Officer Fees Payable ...................                  821
  Administration Fees Payable .............................               78,640
  Trustees' Fees Payable ..................................                2,287
  Other Accrued Expenses ..................................              324,139
                                                                  --------------
     TOTAL LIABILITIES ....................................            5,448,075
                                                                  --------------
  NET ASSETS ..............................................       $1,517,031,535
                                                                  ==============
NET ASSETS CONSIST OF:
  Paid-in-Capital .........................................       $  758,180,347
  Undistributed Net Investment Income .....................              567,832
  Accumulated Net Realized Gain on Investments ............          213,320,638
  Net Unrealized Appreciation on Investments ..............          544,962,718
                                                                  --------------
  NET ASSETS ..............................................       $1,517,031,535
                                                                  ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value) ...............           36,366,485
                                                                  --------------
NET ASSET VALUE, Offering and Redemption
  Price Per Share .........................................       $        41.72
                                                                  ==============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006
                                                              FOR THE YEAR ENDED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ....................................................    $  10,788,102
Interest .....................................................        2,324,095
Less: Taxes withheld .........................................          (16,471)
                                                                  -------------
  TOTAL INCOME ...............................................       13,095,726
                                                                  -------------
EXPENSES
Investment Advisory Fees .....................................       10,422,237
Administration Fees ..........................................          920,559
Chief Compliance Officer Fees ................................            6,844
Trustees' Fees ...............................................            5,725
Shareholder Servicing Fees ...................................        1,703,093
Transfer Agent Fees ..........................................          113,432
Printing Fees ................................................          102,866
Custodian Fees ...............................................           75,347
Legal Fees ...................................................           31,299
Registration and Filing Fees .................................           22,027
Audit Fees ...................................................           19,758
Other Expenses ...............................................           50,520
                                                                  -------------
   TOTAL EXPENSES ............................................       13,473,707
Less: Fees Paid Indirectly -- Note 4 .........................           (4,491)
                                                                  -------------
   NET EXPENSES ..............................................       13,469,216
                                                                  -------------
NET INVESTMENT LOSS ..........................................         (373,490)
                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS .............................      214,180,739
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .........       56,533,409
                                                                  -------------
TOTAL NET GAIN ON INVESTMENTS ................................      270,714,148
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........    $ 270,340,658
                                                                  =============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR                YEAR
                                                                     ENDED               ENDED
                                                                  OCTOBER 31,         OCTOBER 31,
                                                                      2006                2005
                                                                 ---------------     --------------
OPERATIONS:
  Net Investment Loss ......................................     $     (373,490)     $   (1,124,491)
  Net Realized Gain on Investments .........................        214,180,739          98,465,875
  Net Change in Unrealized Appreciation
     on Investments ........................................         56,533,409          79,289,007
                                                                 --------------      --------------
  NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ............................................        270,340,658         176,630,391
                                                                 --------------      --------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ....................................                 --            (418,752)
  Net Realized Gain ........................................        (95,390,397)        (86,936,153)
                                                                 --------------      --------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .....................        (95,390,397)        (87,354,905)
                                                                 --------------      --------------
CAPITAL SHARE TRANSACTIONS:
  Issued ...................................................        299,838,768         287,799,087
  In Lieu of Cash Distributions ............................         89,873,184          82,600,727
  Redeemed .................................................       (524,571,531)       (365,654,031)
                                                                 --------------      --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ............................       (134,859,579)          4,745,783
                                                                 --------------      --------------
     TOTAL INCREASE IN NET ASSETS ..........................         40,090,682          94,021,269
NET ASSETS:
  Beginning of Year ........................................      1,476,940,853       1,382,919,584
                                                                 --------------      --------------
  End of Year (including undistributed net investment income
     (distributions in excess of net investment income)) of
     $567,832 and $(463,426), respectively) ................     $1,517,031,535      $1,476,940,853
                                                                 ==============      ==============
SHARE TRANSACTIONS:
  Issued ...................................................          7,733,227           7,900,720
  In Lieu of Cash Distributions ............................          2,451,500           2,285,431
  Redeemed .................................................        (13,531,331)        (10,117,271)
                                                                 --------------      --------------
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ....................................         (3,346,604)             68,880
                                                                 ==============      ==============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                 YEARS ENDED OCTOBER 31,
                                         --------------------------------------------------------------------------
                                            2006            2005            2004            2003            2002(1)
                                         ----------      ----------      ----------      ----------      ----------
Net Asset Value,
  Beginning of Year .................    $    37.19      $    34.88      $    30.95      $    23.37      $    23.70
                                         ----------      ----------      ----------      ----------      ----------
Income from
Operations:
  Net Investment Income (Loss) ......         (0.01)*         (0.03)*          0.05*           0.05            0.11
  Net Realized and
     Unrealized Gain ................          6.95            4.57            3.94            7.81            0.39
                                         ----------      ----------      ----------      ----------      ----------
Total from Operations ...............          6.94            4.54            3.99            7.86            0.50
                                         ----------      ----------      ----------      ----------      ----------
Dividends and Distributions:
  Net Investment Income .............            --           (0.01)          (0.06)          (0.06)          (0.10)
  Net Realized Gain .................         (2.41)          (2.22)             --           (0.19)          (0.73)
  Return of Capital .................            --              --              --           (0.03)             --
                                         ----------      ----------      ----------      ----------      ----------
Total Dividends and
  Distributions .....................         (2.41)          (2.23)          (0.06)          (0.28)          (0.83)
                                         ----------      ----------      ----------      ----------      ----------
Net Asset Value,
  End of Year .......................    $    41.72      $    37.19      $    34.88      $    30.95      $    23.37
                                         ==========      ==========      ==========      ==========      ==========
TOTAL RETURN + ......................         19.56%          13.20%          12.89%          34.01%           1.84%
                                         ==========      ==========      ==========      ==========      ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
  End of Year (Thousands) ...........    $1,517,032      $1,476,941      $1,382,920      $1,153,543      $  773,377
Ratio of Expenses to Average
  Net Assets ........................          0.90%           0.87%           0.88%           0.87%           0.87%
Ratio of Net Investment
  Income (Loss) to Average Net Assets         (0.03)%         (0.08)%          0.14%           0.20%           0.41%
Portfolio Turnover Rate .............            21%             17%             22%             18%             17%

  *   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS'INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS'INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
      underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

For the year ended October 31, 2006, the Portfolio paid the Administrator 0.06% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings Inc. through its ownership of the Former Adviser, retains a partial ownership interest in the Adviser. The Adviser continued the business of the Former Adviser.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Portfolio made purchases of $304,116,138 and had sales of $566,374,033 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

Permanent book and tax differences relating to distributions received from REITs resulted in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2006.

                        UNDISTRIBUTED         ACCUMULATED NET
                    NET INVESTMENT INCOME      REALIZED LOSS
                    ---------------------    ------------------
                         $1,404,748              $(1,404,748)

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN           TOTAL
                       -----------        ------------        -----------
     2006              $12,766,023         $82,624,374        $95,390,397
     2005                4,367,156          82,987,749         87,354,905

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income                        $ 26,847,602
     Undistributed Long-Term Capital Gain                  186,954,246
     Unrealized Appreciation                               545,049,340
                                                          ------------
     Total Distributable Earnings                         $758,851,188
                                                          ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum of eight years and applied against future capital gains. For the year ended October 31, 2006, the ICM Small Company Portfolio does not have any capital loss carryovers to be utilized in the current year.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2006, were as follows:

           FEDERAL         APPRECIATED       DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES       APPRECIATION
         ------------     --------------    ---------------  ----------------
         $974,679,869      $575,754,402      $(30,705,062)     $545,049,340

8. OTHER:

At October 31, 2006, there were no shareholders who held 10% of the total outstanding shares.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Portfolio has not completed its evaluation of the impact, if any, that will result in the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2006

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dol lar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

STATEMENT OF CHANGES IN NET ASSETS
ICM SMALL COMPANY PORTFOLIO                                     OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                        BEGINNING            ENDING                     EXPENSES
                                         ACCOUNT            ACCOUNT      ANNUALIZED       PAID
                                          VALUE              VALUE        EXPENSE        DURING
                                         05/01/06           10/31/06       RATIOS        PERIOD*
--------------------------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class                     $1,000.00          $  998.80        0.91%          $4.57
HYPOTHETICAL 5% RETURN
Institutional Class                      1,000.00           1,020.63        0.91            4.62
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                                               TERM OF
                                POSITION(S)                   OFFICE AND
    NAME, ADDRESS,              HELD WITH                     LENGTH OF
        AGE 1                   THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                  Chairman                    (Since 1991)
60 yrs. old                     of the Board
                                of Trustees




--------------------------------------------------------------------------------
WILLIAM M. DORAN                  Trustee                     (Since 1992)
1701 Market Street
Philadelphia, PA 19103
66 yrs. old




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of November 15, 2006.

                                                NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                             INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)                   OVERSEEN BY               OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                     BOARD MEMBER             HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------
SEI Employee 1974-present.                          36             Trustee of The Advisors' Inner Circle
Currently performs various services                                Fund II, Bishop Street Funds, SEI
on behalf of SEI Investments for which                             Asset Allocation Trust, SEI Daily
Mr. Nesher is compensated. Executive                               Income Trust, SEI Index Funds,
Vice President of SEI Investments,                                 SEI Institutional International Trust,
1986-1994. Director and Executive                                  SEI Institutional Investments Trust,
Vice President of the Administrator                                SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                    SEI Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust, SEI Opportunity Master Fund,
                                                                   L.P., SEI Opportunity Fund, L.P., SEI
                                                                   Global Master Fund, PLC, SEI Global
                                                                   Assets Fund, PLC, SEI Global
                                                                   Investments Fund, PLC, SEI
                                                                   Investments Global, Limited, SEI
                                                                   Investments-Global Fund Services,
                                                                   Limited, SEI Investments (Europe) Ltd.,
                                                                   SEI Investments-Unit Trust
                                                                   Management (UK) Limited, and SEI
                                                                   Global Nominee Ltd.
-----------------------------------------------------------------------------------------------------------
Self-employed consultant since 2003.                36             Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius                                   and SEI Investments Distribution Co.,
LLP (law firm) from 1976-2003,                                     SEI Investments-Global Fund Services,
counsel to the Trust, SEI Investments,                             Limited, SEI Investments (Europe),
the Administrator and the Distributor.                             Limited, SEI Investments (Asia)
Director of SEI Investments since 1974;                            Limited, SEI Asset Korea Co., Ltd.,
Secretary of SEI Investments since 1978.                           Trustee of The Advisors' Inner Circle
                                                                   Fund II, Bishop Street Funds, SEI
                                                                   Investments, SEI Asset Allocation Trust,
                                                                   SEI Daily Income Trust, SEI Index
                                                                   Funds, SEI Institutional International
                                                                   Trust, SEI Institutional Investments
                                                                   Trust, SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust and SEI Tax
                                                                   Exempt Trust.
-----------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                       POSITION(S)              OFFICE AND
  NAME, ADDRESS,                        HELD WITH                LENGTH OF
     AGE 1                              THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
EUGENE B. PETERS                         Trustee               (Since 1993)
77 yrs. old




--------------------------------------------------------------------------------
JAMES M. STOREY                          Trustee               (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                  Trustee               (Since 1999)
64 yrs. old




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)                    OVERSEEN BY                  OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                     BOARD MEMBER                 HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------------
Private investor from 1987 to present.               36              Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                   Fund II and Bishop Street Funds.
Officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
-------------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.              36              Trustee of The Advisors' Inner Circle
Partner, Dechert (law firm), September                               Fund II, Bishop Street Funds, SEI Asset
1987-December 1993.                                                  Allocation Trust, SEI Daily Income
                                                                     Trust, SEI Index Funds, SEI Institutional
                                                                     International Trust, SEI Institutional
                                                                     Investments Trust, SEI Institutional
                                                                     Managed Trust, SEI Liquid Asset Trust,
                                                                     SEI Tax Exempt Trust and U.S.
                                                                     Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                    36              Trustee, State Street Navigator Securities
Consultants, Inc. since April 1997.                                  Lending Trust, since 1995. Trustee of
General Partner, Teton Partners, L.P.,                               The Fulcrum Trust. Trustee of The
June 1991-December 1996; Chief                                       Advisors' Inner Circle Fund II, Bishop
Financial Officer, Nobel Partners,                                   Street Funds, SEI Asset Allocation Trust,
L.P., March 1991-December 1996;                                      SEI Daily Income Trust, SEI Index
Treasurer and Clerk, Peak Asset                                      Funds, SEI Institutional International
Management, Inc., since 1991.                                        Trust, SEI Institutional Investments
                                                                     Trust, SEI Institutional Managed Trust,
                                                                     SEI Liquid Asset Trust, SEI Tax Exempt
                                                                     Trust, SEI Opportunity Master Fund,
                                                                     L.P. and SEI Opportunity Fund, L.P.
-------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
  NAME, ADDRESS,                     HELD WITH                    LENGTH OF
     AGE 1                           THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKORIAN                    Trustee                    (Since 2005)
63 yrs. old




--------------------------------------------------------------------------------
CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old




--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------
OFFICERS
JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON                       Controller                  (Since 2005)
46 yrs. old                          and Chief
                                 Financial Officer


--------------------------------------------------------------------------------
RUSSELL EMERY                          Chief                     (Since 2006)
43 yrs. old                          Compliance
                                      Officer


--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                     PORTFOLIOS
                                                   IN THE ADVISORS'
                                                 INNER CIRCLE FUND             OTHER DIRECTORSHIPS
        PRINCIPAL OCCUPATION(S)                      OVERSEEN BY                   HELD BY BOARD
          DURING PAST 5 YEARS                       BOARD MEMBER                 MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------

Self-Employed Legal and Financial                         36            Trustee of The Advisors' Inner Circle
Services Consultant since 2003.                                         Fund II and Bishop Street Funds.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                        36            Director, Crown Pacific, Inc., Trustee
Business Project Inc. since 1997.                                       of The Advisors' Inner Circle Fund II
CEO and President, United Grocers                                       and Bishop Street Funds.
Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------
Retired.                                                  36            Director, Federal Agricultural Mortgage
                                                                        Corporation. Trustee of The Advisors'
                                                                        Inner Circle Fund II and Bishop
                                                                        Street Funds.
------------------------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI                           N/A                           N/A
Investments, Fund Accounting and
Administration (1996-present); Assistant
Chief Accountant for the U.S. Securities
and Exchange Commission's Division of
Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund                          N/A                           N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
------------------------------------------------------------------------------------------------------------------
Director of Investment Product Management                N/A                           N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 TERM OF
                                  POSITION(S)                  OFFICE AND
  NAME, ADDRESS,                   HELD WITH                    LENGTH OF
     AGE 1                          THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE                      Vice President               (Since 2004)
38 yrs. old                        and Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President          (Since 2000)
38 yrs. old                        and Assistant
                                     Secretary



--------------------------------------------------------------------------------
SOFIA ROSALA                      Vice President               (Since 2006)
32 yrs. old                        and Assistant
                                     Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                        AML Officer                (Since 2005)
29 yrs. old




--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                        PORTFOLIOS
                                                     IN THE ADVISORS'
                                                     INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)                          OVERSEEN BY           OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                           BOARD MEMBER             HELD BY OFFICER
---------------------------------------------------------------------------------------------------

Employed by SEI Investments Company                         N/A                       N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities
Group from 1999-2000.
---------------------------------------------------------------------------------------------------
General Counsel, Vice President and                         N/A                       N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary                      N/A                       N/A
of SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments
from 2001-2004. Account and Product
Consultant SEI Private Trust Company,
1998-2001.
---------------------------------------------------------------------------------------------------
Assistant Vice President and AML                            N/A                       N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004
to November 2004. Senior Compliance
Analyst at UBS Financial Services
from October 2002 to January 2004.
Knowledge Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------


                                                              DIVIDENDS
                                                             QUALIFYING FOR                        QUALIFIED
                                                               CORPORATE                            SHORT-
                 LONG TERM      ORDINARY                       DIVIDENDS   QUALIFYING  QUALIFYING    TERM
               CAPITAL GAIN      INCOME           TOTAL       RECEIVABLE    DIVIDEND    INTEREST    CAPITAL
               DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS  DEDUCTION(1)  INCOME (2)  INCOME (3)  GAIN (4)
               -------------  -------------   -------------  ------------  ----------  ----------  --------
ICM Small
  Company
  Portfolio ...   86.62%         13.38%          100.00%         66.30%       65.24%     0.00%        0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

                          ICM SMALL COMPANY PORTFOLIO

                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.




ICM-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.